Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 01, 2020
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 197,000	$ (530,000)	$ 52,000	$ (188,000)	$ 536,000	$ 353,000
Pre-tax net loss	2,542,000	$ 2,426,000	6,388,000	8,511,000	13,466,000	$ 6,190,000
Deferred tax liability associated with the undistributed foreign earnings	$ 0		0		0
Tax expense or benefit related to uncertain tax positions			$ 0	$ 0
Deferred tax assets, stock based compensation					700,000
Valuation allowance, deferred tax assets					20,156,000		$ 16,597,000
Tax credit carry forwards					139,000
Unrecognized tax benefits					$ 0		$ 0